UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04806
                                                    ----------------------------

                                 THE GALAXY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Robert J. Fitzpatrick, Assistant Secretary
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 866-840-5469
                                                           -------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)



 PAR VALUE                                             VALUE*
 --------                                              ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.92%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 36.48%

 $12,917,000   3.05%, 08/01/05 (A)                $  12,917,000
  22,790,000   3.07%, 08/08/05 (A)                   22,776,529
  38,000,000   3.34%, 09/09/05 (B)                   38,000,279
  35,000,000   3.13%, 09/20/05 (A)                   34,850,278
  35,000,000   3.51%, 10/07/05 (B)                   35,000,000
  10,000,000   3.33%, 11/01/05 (A)                    9,916,178
  20,000,000   3.34%, 11/01/05 (A)                   19,832,355
  20,000,000   3.18%, 11/07/05 (B)                   20,000,000
                                                 ---------------
                                                    193,292,619
                                                 ---------------

               FEDERAL FARM CREDIT BANK  - 19.81%

  25,000,000   3.28%, 10/27/05 (B)                   24,997,607
  35,000,000   3.41%, 12/27/05 (B)                   34,995,560
  20,000,000   3.26%, 08/09/06 (B)                   19,993,914
  25,000,000   3.28%, 01/25/07 (B)                   24,994,506
                                                 ---------------
                                                    104,981,587
                                                 ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 15.10%

  35,000,000   3.12%, 09/07/05 (A)                   34,889,565
  15,000,000   3.39%, 10/03/05 (B)                   14,998,311
  20,000,000   3.51%, 10/21/05 (B)                   19,997,095
  10,000,000   6.00%, 12/15/05                       10,091,179
                                                 ---------------
                                                     79,976,150
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 7.53%

  15,000,000   3.28%, 08/19/05 (A)                   14,975,475
  25,000,000   3.15%, 09/14/05 (A)                   24,905,278
                                                 ---------------
                                                     39,880,753
                                                 ---------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          418,131,109
                                                 ---------------
               (Cost $418,131,109)

REPURCHASE AGREEMENTS - 21.21%

  93,162,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.31%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $93,187,697
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, zero coupon
               Due 10/26/05 - 03/18/19;
               Total Par $172,866,969
               Market Value $95,027,479)             93,162,000


 PAR VALUE                                             VALUE*
 --------                                              ------

REPURCHASE AGREEMENTS (CONTINUED)

 $19,202,000   Repurchase Agreement with:
               Greenwich Capital Markets
               3.31%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $19,207,297
               (Collateralized by U.S. Government
               Agency Mortgage-Backed Obligations
               in a joint trading account, 3.14% - 12.62%,
               Due 05/16/20 - 06/16/35;
               Total Par $84,228,836
               Market Value $19,778,126)          $  19,202,000
                                                 ---------------
               TOTAL REPURCHASE AGREEMENTS          112,364,000
                                                 ---------------
               (Cost $112,364,000)

TOTAL INVESTMENTS - 100.13%                         530,495,109
                                                 ---------------
(Cost $530,495,109)**

NET OTHER ASSETS AND LIABILITIES - (0.13)%             (687,023)
                                                 ---------------
NET ASSETS - 100.00%                              $ 529,808,086
                                                 ===============


 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Discount yield at time of purchase.
(B)            Interest rate is reset at various time intervals.
               The  interest  rate shown  reflects the rate in effect as of July
               31, 2005.

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 PAR VALUE                                            VALUE*
 --------                                             ------

CORPORATE NOTES AND BONDS - 39.84%

               FINANCE  - 39.84%

 $65,000,000   American Express Credit Corp.
               Senior Note, Series B,  MTN
               Extendible
               3.42%, 08/04/06 (A)                $  65,009,749
  69,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               3.48%, 08/21/06 (A) (B)               69,000,000
  17,600,000   Basic Water Co.
               3.46%, 08/01/24 (C)
               LOC: U.S. Bank, N.A.                  17,600,000
  36,000,000   CC USA, Inc., MTN
               3.31%, 12/02/05 (A) (B)               35,996,657
   4,240,000   Corporate Finance Managers
               3.42%, 02/02/43 (C)
               LOC: Wells Fargo Bank, N.A.            4,240,000
  50,000,000   Fifth Third Bancorp
               Extendible
               3.42%, 08/21/06 (A) (B)               50,000,000
  15,000,000   General Electric Capital Corp.
               Extendible
               3.45%, 08/07/06 (A)                   15,000,000
 125,000,000   General Electric Capital Corp.,
               MTN
               Extendible
               3.51%, 08/17/06 (A)                  125,037,408
   2,865,000   Grand Central, Inc.
               3.43%, 10/01/09 (C)
               LOC: U.S. Bank, N.A.                   2,865,000
   4,935,000   Green St. Surgery Center
               Series 2003
               3.42%, 03/01/23 (C)
               LOC: National City Bank                4,935,000
  40,000,000   Harrier Finance Funding LLC
               Series 2, MTN
               3.61%, 10/25/05 (A) (B)               40,000,000
  60,000,000   HBOS Treasury Services Plc, MTN
               Extendible
               3.36%, 09/01/06 (A) (B)               60,000,000
   5,800,000   Kokomo Grain Co., Inc.
               3.37%, 11/01/10 (B) (C)
               LOC: General Electric Capital
               Corp.                                  5,800,000
  50,000,000   Links Finance LLC, MTN
               3.37%, 03/15/06 (A) (B)               50,003,609
 105,000,000   Morgan Stanley
               Series EXL, Extendible
               3.52%, 08/25/06 (A)                  105,000,000
   2,000,000   PCP Investors LLC
               3.42%, 12/01/24 (C)
               LOC: Wells Fargo Bank, N.A.            2,000,000


 PAR VALUE                                            VALUE*
 --------                                             ------

               FINANCE (CONTINUED)

 $ 3,085,000   Post Apartment Homes LP
               Series 1999
               3.44%, 07/15/29 (C)
               LOC: SunTrust Bank, N.A.           $   3,085,000
  12,800,000   Redcay Funding LLC
               Series 04-B
               3.46%, 09/01/30 (C)
               LOC: U.S. Bank, N.A.                  12,800,000
   3,230,000   Redcay Funding LLC
               Series 05-B
               3.46%, 10/01/30 (C)
               LOC: SunTrust Bank, N.A.               3,230,000
   4,300,000   Rio Bravo LLC
               Series 2003
               3.42%, 12/01/33 (C)
               LOC: Wells Fargo Bank, N.A.            4,300,000
  40,000,000   Royal Bank of Canada
               Series 1, MTN, Yankee
               Extendible
               3.36%, 08/10/06 (A)                   40,000,000
  45,000,000   Sigma Finance, Inc.
               Series 2, MTN
               3.30%, 10/17/05 (A) (B)               44,997,168
  20,000,000   Sigma Finance, Inc., MTN
               3.67%, 01/23/06 (A) (B)               20,004,499
  45,000,000   Sigma Finance, Inc., MTN
               4.00%, 08/11/06 (B)                   44,956,924
  40,000,000   Stanfield Victoria Funding LLC
               Series 2, MTN
               3.30%, 07/31/06 (A) (B)               39,991,052
  10,000,000   Stanfield Victoria Funding LLC,
               MTN
               3.42%, 05/24/06 (A) (B)                9,998,972
  35,000,000   Tango Finance Corp., MTN
               3.59%, 01/17/06 (A) (B)               35,001,110
  80,000,000   U.S. Bank, N.A., BN
               3.23%, 02/17/06 (A)                   79,999,647
   2,600,000   Vancouver Clinic Building
               3.38%, 02/13/23 (C)
               LOC: U.S. Bank, N.A.                   2,600,000
   3,370,000   Waco Investors of Duluth, Ltd.
               3.43%, 11/01/15 (C)
               LOC: U.S. Bank, N.A.                   3,370,000
  85,000,000   Wells Fargo & Co.
               Extendible
               3.38%, 08/15/06 (A) (B)               85,000,000
  48,000,000   Whistlejacket Capital LLC, MTN
               Series 1, MTN
               3.32%, 05/15/06 (A) (B)               47,996,215
  40,840,000   White Pine Finance LLC
               Series 1, MTN
               3.58%, 04/20/06 (A) (B)               40,837,028
  15,000,000   White Pine Finance LLC, MTN
               3.32%, 09/07/05 (A) (B)               14,999,395
  43,000,000   White Pine Finance LLC, MTN
               3.30%, 04/05/06 (A) (B)               42,992,405

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)

 PAR VALUE                                             VALUE*
 --------                                              ------

               FINANCE (CONTINUED)

 $ 8,970,000   Zoological Society of Philadelphia
               Series 2003
               3.48%, 06/01/18 (C)
               LOC: Wachovia Bank, N.A.           $   8,970,000
                                                 ---------------
                                                  1,237,616,838
                                                 ---------------
               TOTAL CORPORATE NOTES AND BONDS    1,237,616,838
                                                 ---------------
               (Cost $1,237,616,838)

COMMERCIAL PAPER - 32.83%

               FINANCE  - 32.83%

  30,000,000   Amstel Funding Corp.
               3.21%, 08/22/05 (D) (E)               29,944,350
  40,000,000   Amstel Funding Corp.
               3.30%, 10/18/05 (D) (E)               39,718,333
  60,850,000   Atlantis One Funding Corp.
               3.00%, 08/15/05 (D) (E)               60,779,955
  40,000,000   Atlantis One Funding Corp.
               3.30%, 10/04/05 (D) (E)               39,768,889
  23,520,000   Atlantis One Funding Corp.
               3.28%, 10/18/05 (D) (E)               23,355,399
  30,000,000   Blue Bell Funding Corp.
               3.39%, 08/26/05 (B) (D)               29,929,583
  24,093,000   Cancara Asset Securitization Ltd.
               3.28%, 09/01/05 (D) (E)               24,025,573
   5,186,000   Cancara Asset Securitization Ltd.
               3.33%, 09/09/05 (D) (E)                5,167,460
  15,276,000   Cancara Asset Securitization Ltd.
               3.35%, 09/13/05 (D) (E)               15,215,422
  12,750,000   Cancara Asset Securitization Ltd.
               3.50%, 10/07/05 (D) (E)               12,667,660
  45,000,000   CC USA, Inc.
               3.21%, 08/18/05 (B) (D)               44,932,425
  40,000,000   Concord Minuteman Capital Co. LLC
               Series A
               3.35%, 10/18/05 (B) (D)               39,714,000
  50,000,000   Concord Minuteman Capital Co. LLC
               Series A
               3.38%, 10/20/05 (B) (D)               49,630,000
  15,488,000   Crown Point Capital Co.
               Series A
               3.75%, 01/12/06 (B) (D)               15,228,352
  25,000,000   Eiffel Funding LLC
               3.17%, 08/04/05 (D) (E)               24,993,458
  25,000,000   Eiffel Funding LLC
               3.17%, 08/05/05 (D) (E)               24,991,278
  50,000,000   Eureka Securitization, Inc.
               3.23%, 08/22/05 (D) (E)               49,906,667
  13,341,000   Fairway Finance Corp.
               3.11%, 08/23/05 (D) (E)               13,316,012


 PAR VALUE                                             VALUE*
 --------                                              ------

               FINANCE (CONTINUED)

 $25,430,000   Fairway Finance Corp.
               3.35%, 09/14/05 (D) (E)            $  25,326,811
   6,624,000   Georgetown Funding Co. LLC
               3.53%, 09/22/05 (D) (E)                6,590,416
  39,000,000   Giro Balanced Funding Corp.
               3.22%, 09/23/05 (D) (E)               38,816,267
  40,000,000   Grampian Funding LLC
               3.28%, 10/14/05 (D) (E)               39,734,422
  25,000,000   Grampian Funding LLC
               3.35%, 10/24/05 (D) (E)               24,808,083
  24,752,000   Ivory Funding Corp.
               3.24%, 08/26/05 (D) (E)               24,696,824
  10,000,000   Links Finance LLC
               3.18%, 08/18/05 (B) (D)                9,985,125
  50,000,000   Links Finance LLC
               3.18%, 08/19/05 (B) (D)               49,921,250
  30,000,000   Picaros Funding LLC
               3.58%, 11/08/05 (D) (E)               29,707,950
  17,000,000   Premier Asset Collateralized
               Entity LLC
               3.28%, 09/01/05 (B) (D)               16,952,424
  18,418,000   Scaldis Capital LLC
               3.28%, 09/01/05 (D) (E)               18,366,455
  10,000,000   Scaldis Capital LLC
               3.25%, 09/19/05 (D) (E)                9,956,444
   8,289,000   Scaldis Capital LLC
               3.27%, 09/20/05 (D) (E)                8,251,930
  11,890,000   Scaldis Capital LLC
               3.27%, 09/28/05 (D) (E)               11,828,317
  20,000,000   Sedna Finance, Inc.
               3.21%, 08/22/05 (B) (D)               19,962,900
  50,000,000   Solitaire Funding LLC
               3.40%, 09/22/05 (D) (E)               49,756,611
  35,000,000   Stanfield Victoria Funding LLC
               3.55%, 10/31/05 (B) (D)               34,689,463
  25,000,000   Surrey Funding Corp.
               3.36%, 09/16/05 (D) (E)               24,893,625
  17,974,000   WhistleJacket Capital, Ltd.
               3.23%, 08/22/05 (B) (D)               17,940,449
   7,227,000   WhistleJacket Capital, Ltd.
               3.51%, 10/11/05 (B) (D)                7,177,399
   7,140,000   WhistleJacket Capital, Ltd.
               3.50%, 11/28/05 (B) (D)                7,058,810
                                                 ---------------
                                                  1,019,706,791
                                                 ---------------
               TOTAL COMMERCIAL PAPER             1,019,706,791
                                                 ---------------
               (Cost $1,019,706,791)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.66%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 6.44%

  70,000,000   3.34%, 09/09/05, MTN (A)              70,000,000

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)


 PAR VALUE                                            VALUE*
 --------                                             ------

               FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)

$130,000,000   3.51%, 10/07/05 (A)                $ 130,000,000
                                                 ---------------
                                                    200,000,000
                                                 ---------------

               FEDERAL FARM CREDIT BANK  - 2.25%

  20,000,000   3.28%, 10/27/05 (A)                   19,998,086
  50,000,000   3.32%, 11/23/05 (A)                   50,000,000
                                                 ---------------
                                                     69,998,086
                                                 ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 0.97%

  30,000,000   3.39%, 10/03/05 (A)                   29,995,522
                                                 ---------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          299,993,608
                                                 ---------------
               (Cost $299,993,608)

CERTIFICATES OF DEPOSIT - 6.74%

  50,000,000   Barclays Bank Plc
               Yankee, Series 1
               3.38%, 06/21/06 (A)                   49,994,474
  85,000,000   Canadian Imperial Bank of
               Commerce, N.Y.
               Yankee, Extendible
               3.45%, 07/14/06 (A)                   85,006,117
  34,350,000   Credit Suisse First Boston N.Y.,
               Yankee
               3.50%, 12/29/05 (A)                   34,352,832
  40,000,000   SunTrust Bank, N.A.
               3.14%, 08/18/05                       40,000,000
                                                 ---------------
               TOTAL CERTIFICATES OF DEPOSIT        209,353,423
                                                 ---------------
               (Cost $209,353,423)

MUNICIPAL SECURITIES - 5.38%

               CALIFORNIA  - 0.18%

   2,500,000   California Statewide Communities
               Development Authority
               Multi-Family Housing Revenue
               Oakmont Project
               3.42%, 06/01/36 (C)
               LOC: FHLB                              2,500,000
   3,030,000   Sacramento Housing Authority
               Multi-Family Housing Revenue
               Natomas Fort
               3.40%, 04/15/36 (C)
               Credit Support: FNMA                   3,030,000
                                                 ---------------
                                                      5,530,000
                                                 ---------------


 PAR VALUE                                             VALUE*
 --------                                              ------

               COLORADO  - 0.09%

 $ 2,900,000   Colorado Health Facilities
               Authority
               Crossroads Projects
               Series B
               3.43%, 11/01/28 (C)
               LOC: U.S. Bank, N.A.               $   2,900,000
                                                 ---------------

               GEORGIA  - 0.16%

   5,000,000   Athens-Clarke County, IDA
               Leucadia, Inc. Project
               3.43%, 07/01/07 (C)
               LOC: U.S. Bank, N.A.                   5,000,000
                                                 ---------------

               IDAHO  - 0.09%

   2,760,000   Boise City Urban Renewalagy
               Revenue
               Series B
               3.54%, 03/01/13 (C)
               LOC: KeyBank, N.A.                     2,760,000
                                                 ---------------

               MARYLAND  - 3.16%

  59,900,000   Baltimore Project Revenue
               Baltimore Package Facilities
               3.45%, 07/01/32 (C)
               Insured: FGIC
               SPA: Dexia Credit Local de France     59,900,000
  17,585,000   Maryland State, HEFA
               Adventist Healthcare
               Series B
               3.45%, 01/01/35 (C)
               LOC: LaSalle Bank, N.A.               17,585,000
   8,705,000   Maryland State, HEFA
               Charlestown Project
               Series B
               3.49%, 01/01/28 (C)
               LOC: Wachovia Bank, N.A.               8,705,000
  11,870,000   Maryland State, HEFA
               Glen Meadows Retirement
               Series B
               3.49%, 07/01/29 (C)
               LOC: Wachovia Bank, N.A.              11,870,000
                                                 ---------------
                                                     98,060,000
                                                 ---------------

               MICHIGAN  - 0.03%

   1,075,000   Michigan State University
               Series B
               3.34%, 08/15/22 (C)
               SPA: Dexia Credit Local                1,075,000
                                                 ---------------

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)


 PAR VALUE                                             VALUE*
 --------                                              ------

               MINNESOTA  - 0.41%

 $ 2,910,000   Eagan Multi-Family Housing Revenue
               Thomas Lake, Series A-2
               3.43%, 03/15/33 (C)
               Credit Support: FNMA               $   2,910,000
   9,955,000   St. Paul Housing & Redevelopment
               Authority
               Land Assembly Revenue
               Housing 5000 Project
               3.43%, 01/01/24 (C)
               LOC: U.S. Bank, N.A.                   9,955,000
                                                 ---------------
                                                     12,865,000
                                                 ---------------

               MISSOURI  - 0.06%

   1,800,000   St. Louis, IDA
               Multi-Family Housing Revenue
               Metro Lofts, Series B
               3.38%, 03/15/36 (C)
               Credit Support: FNMA                   1,800,000
                                                 ---------------

               NEW JERSEY  - 0.73%

  22,590,000   North Hudson Sewage Authority
               Sewer Revenue
               Series B
               3.34%, 08/01/31 (C)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              22,590,000
                                                 ---------------

               NEW MEXICO  - 0.14%

   4,500,000   Las Cruces, IDR
               F&A Dairy Products, Inc.
               3.39%, 12/01/23 (C)
               LOC: Wells Fargo Bank, N.A.            4,500,000
                                                 ---------------

               PENNSYLVANIA  - 0.04%

   1,245,000   Cumberland County Municipal
               Authority
               LSN/TLS Obligation Group, Series B
               3.45%, 01/01/08 (C)
               LOC: Wachovia Bank, N.A.               1,245,000
                                                 ---------------

               VIRGINIA  - 0.23%

   7,000,000   Alexandria Redevelopment &
               Housing Authority
               Multi-Family Housing Revenue
               Fairfield Village Square LP
               Series B
               3.39%, 01/15/39 (C)
               Insured: FNMA
               LIQ FAC: FNMA                          7,000,000
                                                 ---------------

 PAR VALUE                                             VALUE*
 --------                                              ------

               WASHINGTON  - 0.06%

 $ 1,925,000   Washington State, HFC
               Non-Profit Housing Revenue
               Virginia Mason Research Center
               Series B
               3.43%, 01/01/15 (C)
               LOC: U.S. Bank, N.A.               $   1,925,000
                                                 ---------------
               TOTAL MUNICIPAL SECURITIES           167,250,000
                                                 ---------------
               (Cost $167,250,000)

REPURCHASE AGREEMENTS - 5.70%

  50,000,000   Repurchase Agreement with:
               Citigroup
               3.3625%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $50,014,010
               (Collateralized by Corporate Bonds
               and Notes in a joint trading
               account,  3.25% - 7.50%
               Due 05/21/08 - 10/15/49;
               Total Par $50,419,928
               Market Value $52,500,000)             50,000,000
  37,132,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.31%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $37,142,242
               (Collateralized by U.S. Government
               Agency Obligations in a joint trading
               account, zero coupon
               Due 10/26/05 - 03/18/19;
               Total Par $68,900,370
               Market Value $37,875,533)             37,132,000
  90,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.3625%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $90,025,219
               (Collateralized by Corporate Bonds
               and Notes in a joint trading
               account,  4.00% - 7.95%
               Due 05/15/06 - 08/01/46;
               Total Par $88,187,250
               Market Value $94,502,171)             90,000,000
                                                 ---------------
               TOTAL REPURCHASE AGREEMENTS          177,132,000
                                                 ---------------
               (Cost $177,132,000)

GALAXY INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS - 100.15%                      $3,111,052,660
                                                 ---------------
(Cost $3,111,052,660)**

NET OTHER ASSETS AND LIABILITIES - (0.15)%           (4,550,964)
                                                 ---------------
NET ASSETS - 100.00%                             $3,106,501,696
                                                 ===============


 -------------------------------------------
*              Security Valuation:
               Securities in the Fund  are valued  utilizing the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940, as amended, provided  certain conditions  are met.  This  method  involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value. Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals. The  interest rate shown  reflects the rate in effect as of July 31, 2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of July 31, 2005, these securities amounted to $1,080,697,214 or 34.79% of net assets. These securities are deemed to be liquid.
(C)            Variable  rate demand  notes are payable  upon not more than one, seven or thirty  business days' notice.  Put bonds and notes have demand  features that mature  within one year.  The interest rate shown reflects the rate in effect as of July 31, 2005.
(D)            Discount yield at time of purchase.
(E)            Securities  exempt from registration under section 4(2) of the
               Securities Act of 1933, as amended.  These securities may only be resold in exempt  transactions  to qualified  buyers. Private
               resales   of   these  securities   to   qualified   institutional
               buyers are also  exempt from  registration  pursuant to Rule 144A
               under  the  Securities  Act  of  1933,  as  amended.   Restricted
               securities are valued at amortized cost, which  approximates fair market value,  in accordance  with Rule 2a-7 under the Investment
               Company  Act of 1940,  as  amended.  As of July 31,  2005,  these securities  amounted  to  $676,584,611  or 21.78% of net  assets.
               These securities are deemed to be liquid.
BN             Bank Note
FGIC           Financial Guaranty Insurance Co.
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
HEFA           Health and Educational Facilities Authority
HFC            Housing Finance Commission
IDA            Industrial Development Authority
IDR            Industrial Development Revenue
LIQ FAC        Liquidity Facility
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
MTN            Medium Term Note
SPA            Stand-by Purchase Agreement

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 PAR VALUE                                              VALUE*
 --------                                               ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.44%

               FEDERAL HOME LOAN MORTGAGE CORPORATION  - 10.42%

 $75,000,000   3.34%, 09/09/05 (A)                $  75,000,000
                                                 ---------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.94%

  50,000,000   3.22%, 09/06/05 (A)                   49,997,065
                                                 ---------------

               FEDERAL HOME LOAN BANK  - 2.08%

  15,000,000   3.28%, 08/19/05 (B)                   14,975,475
                                                 ---------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS                          139,972,540
                                                 ---------------
               (Cost $139,972,540)

REPURCHASE AGREEMENTS - 80.76%

 131,406,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.26%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $131,441,699
               (Collateralized by U.S. Treasury
               Bond, 6.25%, Due 08/15/23;
               Total Par $107,605,000
               Market Value $134,038,700)           131,406,000
 150,000,000   Repurchase Agreement with:
               Greenwich  Capital  Markets
               3.26%,  Due 08/01/05
               dated 07/29/05
               Repurchase Price  $150,040,750
               (Collateralized  by U.S. Treasury
               Notes,  1.50% - 6.88%,
               Due  08/15/05 - 05/15/14;
               Total  Par $150,481,000
               Market Value $153,003,161)           150,000,000
 150,000,000   Repurchase Agreement with:
               JPMorgan Chase Bank
               3.27%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $150,040,875
               (Collateralized by U.S. Treasury
               Notes, 3.38% - 4.13%,
               Due 02/28/07 - 05/15/15;
               Total Par $152,369,000
               Market Value $153,004,640)           150,000,000


 PAR VALUE                                             VALUE*
 --------                                              ------

REPURCHASE AGREEMENTS (CONTINUED)

$150,000,000   Repurchase Agreement with:
               UBS Finance
               3.26%, Due 08/01/05
               dated 07/29/05
               Repurchase Price $150,040,750
               (Collateralized by U.S. Treasury
               Obligations, 3.38% - 6.38%,
               Due 08/15/27 - 04/15/32;
               Total Par $367,574,000
               Market Value $153,000,052)         $ 150,000,000
                                                 ---------------
               TOTAL REPURCHASE AGREEMENTS          581,406,000
                                                 ---------------
               (Cost $581,406,000)

TOTAL INVESTMENTS - 100.20%                         721,378,540
                                                 ---------------
(Cost $721,378,540)**

NET OTHER ASSETS AND LIABILITIES - (0.20)%           (1,475,212)
                                                 ---------------
NET ASSETS - 100.00%                              $ 719,903,328
                                                 ===============


 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals.
               The interest rate shown reflects the rate in effect on July 31, 2005.
(B)            Discount yield at time of purchase.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date     SEPTEMBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.